Note 1 - Principles of Consolidation and Basis of Presentation (Details) (Series C Preferred Stock [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Series C Preferred Stock [Member]
Note 1 - Principles of Consolidation and Basis of Presentation (Details) [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock	51,546,392	43,103,448